Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Tax year	2020
Standard tax rates	23.00%
Operating loss carry-forwards (in Dollars)	$ 27.6	$ 20.0
Israel [Member]
Income Taxes [Line Items]
Tax rate	23.00%	23.00%	23.00%